Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Schedule of Number of Shares and Weighted Average Exercise Prices and Movements of Share Awards	The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards.
	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2023	10,398	3.50	25.27
Granted	1,658	4.58	8.15
Exercised(1)	(118)	3.50	19.23
Forfeited	(194)	3.68	17.96
As at December 31, 2023	11,744	3.65	23.04
Granted	4,443	5.60	5.66
Exercised(1)	(1,840)	2.81	17.45
Forfeited	(481)	4.37	17.30
As at December 31, 2024	13,866	4.36	18.41
Granted	1,755	14.31	11.49
Exercised(1)	(1,063)	3.31	22.58
Forfeited	(253)	9.46	17.02
As at December 31, 2025	14,305	5.57	17.28
Vested and exercisable at December 31, 2025	7,268	3.90	21.82

(1)	The total proceeds received from the exercised shares under the 2023 plan during the years ended December 31, 2025, 2024 and 2023 was approximately US$3.5 million, US$5.2 million and US$0.4 million, respectively.

Schedule of Share Based Compensation Expense

The expense recognized for share awards during the years ended December 31, 2025, 2024 and 2023 was approximately US$38.5 million, US$34.0 million and US$45.5 million, respectively. The breakdown is as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Cost of revenue	3,304	2,368	4,722
Selling expenses	1,164	1,982	3,592
General and administrative expenses	11,983	14,881	23,797
Research and development expenses	22,042	14,737	13,377
Total	38,493	33,968	45,488

Schedule of Provides the Inputs Range	The following table provides the inputs range to the model used for determining the value of the grant for the years ended December 31, 2025, 2024 and 2023:
Years ended December 31,
	2025	2024	2023
Dividend yield (%)	-	-	-
Expected volatility (%)	116%-119%	118% - 119%	118% - 124%
Risk-free interest rate (%)	4.12%-4.58%	3.74% - 4.48%	3.81% - 4.59%
Exercise multiple	2.20-2.80	2.20 - 2.80	2.20 - 2.80
The following table provides the inputs range to the model used for determining the incremental fair value of the modification for the year ended December 31, 2023:
Year ended December 31, 2023
Dividend yield (%)	-
Expected volatility (%)	119% - 124%
Risk-free interest rate (%)	3.45% - 3.47%
Exercise multiple	2.20-2.80